Income tax (benefit) expense from continuing operations consists of the following: (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current year income taxes (benefit):
Federal					$ (9,000)	$ (45,000)
State					20,000	20,000
Current year income tax (benefit)					11,000	(25,000)
Deferred income taxes:
Federal					9,000	10,000
Deferred income taxes (benefit)				$ 9,534	9,534	9,534
Income tax expense (benefit)	$ (613)	$ (446)	$ 590	$ (4,903)	$ 20,342	$ (15,269)